DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued operations
Summarized financial information disposal groups including discontinued operations
The following is summarized financial information for Credicard, CCA, Egg and previous Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2015	2014	2013
Total revenues, net of interest expense(1)	$—	$74	$1,086
Income (loss) from discontinued operations	$(83)	$10	$(242)
Gain on sale	—	—	268
Provision (benefit) for income taxes	(29)	12	(244)
Income (loss) from discontinued operations, net of taxes	$(54)	$(2)	$270

(1) Total revenues include gain or loss on sale, if applicable.

OneMain Financial Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income before taxes, excluding the pretax gain on sale and loss on redemption of debt, is as follows:

In millions of dollars	2015	2014	2013
Income before taxes	$663	$890	$923

Japan Cards Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income (loss) before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$(5)	$—	$46

Japan Retail Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income (loss) before taxes (benefits), excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$(57)	$(5)	$31

Spain Consumer Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income before taxes	$—	$130	$59

Greece Consumer Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income (loss) before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$—	$(76)	$(113)